Investments in associated undertakings - Interest (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Investments in associated undertakings
Investments in associated undertakings	$ 41	$ 46	[1]	$ 56	[1]
Nippon Calmic Limited
Investments in associated undertakings
Investments in associated undertakings	35	31		40
Individually immaterial associated undertakings
Investments in associated undertakings
Investments in associated undertakings	$ 6	$ 15		$ 16

[1]	Refer to foreign currency translation in material accounting policies section.